Federal Income Taxes - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Federal Income Taxes (Textual) [Abstract]
Federal income tax receivable	$ 166
Federal income tax liability		$ (52)
Federal income taxes paid	8	$ 7	$ 33
Operating loss carryforward	$ 17
Operating loss carryforward, expiration year	2018
Operating loss carryforward, expiration year	2037
Low Income-housing credit carry forwards other	$ 307
Income-housing credit carryforwards description	Low-income-housing credit carryforwards, which expire between 2024 and 2037
Foreign tax credit carryforwards	$ 43
Earliest Tax Year [Member]
Federal Income Taxes (Textual) [Abstract]
Foreign tax credit carryforwards expiring period	2024
Latest Tax Year [Member]
Federal Income Taxes (Textual) [Abstract]
Foreign tax credit carryforwards expiring period	2026